Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt, Current and Noncurrent [Abstract]
Long-Term Debt

Note 10: Long-Term Debt
We issue long-term debt denominated in multiple currencies, predominantly in U.S. dollars. Our issuances, which are generally unsecured, have both fixed and floating interest rates. Principal is repaid upon contractual maturity, unless redeemed at our option at an earlier date. Interest is paid primarily on either a semi-annual or annual basis.
As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, a majority of the long-term debt presented below is hedged in a hedge accounting relationship.
Table 10.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and hedge basis adjustments; unless we have elected the fair value option. See Note 14 (Derivatives) for additional information on qualifying hedge contracts and Note 15 (Fair Values of Assets and Liabilities) for additional information on fair value option elections. The interest rates displayed represent the range of contractual rates in effect at December 31, 2023. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 10.1: Long-Term Debt

	December 31,
	2023			2022
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2024-2045	0.50-6.75%	$42,384	43,749
Floating-rate notes	2026-2048	5.38-6.65%	1,046	1,046
FixFloat notes	2025-2053	0.81-6.49%	77,958	60,752
Structured notes (1)			6,900	6,305
Total senior debt – Parent			128,288	111,852
Subordinated
Fixed-rate notes (2)	2024-2046	3.87-7.57%	18,841	21,379
Total subordinated debt – Parent			18,841	21,379
Junior subordinated
Fixed-rate notes	2029-2036	5.95-7.95%	828	827
Floating-rate notes	2027	6.16-6.66%	355	343
Total junior subordinated debt – Parent (3)			1,183	1,170
Total long-term debt – Parent (2)			148,312	134,401
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior
Fixed-rate notes	2025-2026	5.25-5.55%	6,506	—
Floating-rate notes	2025-2053	5.32-6.40%	1,416	117
Floating-rate advances – Federal Home Loan Bank (FHLB) (4)	2024-2028	5.63-6.32%	38,000	27,000
Structured notes (1)			1,137	262
Finance leases	2024-2029	1.13-2.87%	19	22
Total senior debt – Bank			47,078	27,401
Subordinated
Fixed-rate notes	2025-2038	5.85-7.74%	3,416	4,305
Total subordinated debt – Bank			3,416	4,305
Junior subordinated
Floating-rate notes	2027	6.21-6.31%	414	401
Total junior subordinated debt – Bank (3)			414	401
Other bank debt (5)	2024-2063	0.50-9.00%	7,558	7,082
Total long-term debt – Bank			$58,466	39,189

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	December 31,
	2023			2022
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes			$—	369
Structured notes (1)			810	911
Total long-term debt – Other consolidated subsidiaries			810	1,280
Total long-term debt (6)			$207,588	174,870
(1)Includes certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices, for which the maturity may be accelerated based on the value of a referenced index or security. In addition, a major portion consists of zero coupon notes where interest is paid as part of the final redemption amount.
(2)Includes fixed-rate subordinated notes issued by the Parent at a discount of $118 million and $121 million at December 31, 2023 and 2022, respectively, and debt issuance costs of $2 million at both December 31, 2023 and 2022, to effect a modification of Wells Fargo Bank, N.A., notes. These subordinated notes are carried at their par amount on the consolidated balance sheet of the Parent presented in Note 27 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 27 also includes affiliate related issuance costs of $379 million and $365 million at December 31, 2023 and 2022, respectively.
(3)Includes $414 million and $401 million of junior subordinated debentures held by unconsolidated wholly-owned trust preferred security VIEs at December 31, 2023 and 2022, respectively. See Note 16 (Securitizations and Variable Interest Entities) for additional information about trust preferred security VIEs.
(4)We pledge certain assets as collateral to secure advances from the FHLB. For additional information, see Note 19 (Pledged Assets and Collateral).
(5)Primarily relates to unfunded commitments for LIHTC investments. For additional information, see Note 16 (Securitizations and Variable Interest Entities).
(6)The majority of long-term debt is redeemable at our option at one or more dates prior to contractual maturity.
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2023, in each of the following five years and thereafter is presented in Table 10.2.
Table 10.2: Maturity of Long-Term Debt

	December 31, 2023
(in millions)	2024	2025	2026	2027	2028	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior debt	$8,721	14,546	24,229	7,843	13,659	59,290	128,288
Subordinated debt	722	978	2,662	2,384	—	12,095	18,841
Junior subordinated debt	—	—	—	355	—	828	1,183
Total long-term debt – Parent	9,443	15,524	26,891	10,582	13,659	72,213	148,312
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior debt	17,741	3,696	5,475	3	20,003	160	47,078
Subordinated debt	—	149	—	27	196	3,044	3,416
Junior subordinated debt	—	—	—	414	—	—	414
Other bank debt	2,843	1,082	712	518	62	2,341	7,558
Total long-term debt – Bank	20,584	4,927	6,187	962	20,261	5,545	58,466
Other consolidated subsidiaries
Senior debt	72	403	220	—	5	110	810
Total long-term debt – Other consolidated subsidiaries	72	403	220	—	5	110	810
Total long-term debt	$30,099	20,854	33,298	11,544	33,925	77,868	207,588
As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2023, we were in compliance with all the covenants.